Accounting Policies - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Disclosure of significant accounting policies [Abstract]
Operating lease commitments reported as at 31 December 2018 under IAS 17	$ 1,717
Leases expiring in 12 months or fewer	(130)	$ (260)
Committed leases not commenced (undiscounted)	(133)
Components excluded from the lease liability (undiscounted)	(169)
Cost of reasonably certain extensions (undiscounted)	324
Other	103
Sub total	1,712
Differential on measurement of any residual value guarantees - undiscounted	(420)
Lease liability opening balance reported as at 1 January 2019 under IFRS 16	$ 1,292